Banking facilities	12 Months Ended
Dec. 31, 2014
Banking facilities [Abstract]
Banking facilities
21	Banking facilities

The Company has an aggregate available banking facilities of $607,517 and $581,453 with various banks for loans, bills, letter of guarantee/credit and standby letter of credits facilities, of which $56,967 and $244,281 were unutilized as of December 31, 2013 and 2014, respectively. Some of these facilities were secured by corporate guarantees executed by the Company and certain of its subsidiaries. In addition, the Company is required to comply with certain financial covenants imposed by the banks. As of December 31, 2013 and 2014, the Company was in compliance with the financial covenants imposed by the banks.